Deposits	12 Months Ended
Dec. 31, 2021
Deposits [Abstract]
Deposits

Note 11: Deposits
Table 11.1 presents a summary of the time certificates of deposit (CDs) and other time deposits issued by domestic and non-U.S. offices in denominations in excess of $250,000.

Table 11.1: Time Deposits

	December 31,
(in millions)	2021	2020
Total domestic and Non-U.S.	$30,012	52,807
Time deposits $250,000 or more	5,527	9,033

The contractual maturities of time deposits are presented in
Table 11.2.

Table 11.2: Contractual Maturities of Time Deposits

(in millions)	December 31, 2021
2022	$20,816
2023	5,427
2024	2,159
2025	582
2026	143
Thereafter	885
Total	$30,012

Demand deposit overdrafts of $153 million and $326 million were included as loan balances at December 31, 2021 and 2020, respectively.